OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Prepaid Expense and Other Assets [Abstract]
Government authorities	$ 6,940	$ 11,036
Advances to suppliers	3,593	1,568
Deferred charges and prepaid expenses	6,462	6,554
Other	5,588	3,740
Other accounts receivable and prepaid expenses, Total	$ 22,583	$ 22,898